PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2017	2016
Cost:
Computers, software and related equipment	$1,346	$1,198
Laboratory equipment and office furniture	5,752	5,691
Leasehold improvements	2,531	2,477

	9,629	9,366
Accumulated depreciation:
Computers, software and related equipment	958	690
Laboratory equipment and office furniture	3,369	2,399
Leasehold improvements	655	312

	4,982	3,401

Depreciated cost	$4,647	$5,965

During 2017 and 2016 total cost of $ 12 and $ 230, respectively and total accumulated depreciation of $ 12 and $ 230, respectively related to certain nonfunctional Lab and computer equipment were disposed from the consolidated balance sheets.

For the years ended December 31, 2017, 2016 and 2015, depreciation expenses were approximately $ 1,593, $ 1,484 and $ 1,106, respectively.